Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
October 31, 2024
LPS-NPRT1-1224
1.809099.121
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	861,495	5,996,170
Consumer Staples - 0.1%
Food Products - 0.1%
Inghams Group Ltd	5,287,435	9,938,468
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	366,181	7,674,141
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	882,305	2,894,358
TOTAL AUSTRALIA		26,503,137
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.2%
Wienerberger AG	1,991,129	59,994,061
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	222,134	19,692,540
TOTAL AUSTRIA		79,686,601
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	4,653,224	9,981,366
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	95,262	6,181,007
TOTAL BELGIUM		16,162,373
BRAZIL - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Atacadao SA	17,696,200	22,928,011
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	7,215,200	27,583,234
TOTAL BRAZIL		50,511,245
CANADA - 3.8%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	999,985	32,132,243
Specialty Retail - 0.1%
Bmtc Group Inc (b)	3,129,321	28,419,768
Leon's Furniture Ltd	177,518	3,420,697
		31,840,465
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	2,515,264	123,094,114
TOTAL CONSUMER DISCRETIONARY		187,066,822

Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Alimentation Couche-Tard Inc	2,432,040	126,829,048
Metro Inc/CN	5,309,840	315,345,043
North West Co Inc/The	72,252	2,719,666
		444,893,757
Energy - 0.9%
Energy Equipment & Services - 0.1%
PHX Energy Services Corp	1,153,570	7,729,959
Total Energy Services Inc	1,653,650	11,425,369
		19,155,328
Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy Inc	9,626,127	154,795,119
Parkland Corp	2,107,207	49,034,730
		203,829,849
TOTAL ENERGY		222,985,177

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc (b)	655,936	6,331,583
Richelieu Hardware Ltd	666,745	17,569,486
		23,901,069
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	1,279,637	38,379,460
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	867,168	52,428,055
Western Forest Prods Inc (c)(d)	12,123,263	4,309,990
		56,738,045
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (c)	3,401,113	17,221,135
TOTAL CANADA		991,185,465
CHINA - 2.3%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	729,773	11,741,172
Interactive Media & Services - 0.0%
JOYY Inc Class A ADR	192,533	6,555,749
TOTAL COMMUNICATION SERVICES		18,296,921

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	961,870	13,889,403
Household Durables - 0.3%
Chervon Holdings Ltd	11,931,198	31,419,838
Gree Electric Appliances Inc of Zhuhai A Shares (China)	8,158,037	49,895,161
		81,314,999
Textiles, Apparel & Luxury Goods - 0.0%
Best Pacific International Holdings Ltd (e)	33,635,201	11,287,852
TOTAL CONSUMER DISCRETIONARY		106,492,254

Consumer Staples - 0.1%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	240,000	1,054,516
Personal Care Products - 0.1%
Hengan International Group Co Ltd	9,371,280	27,672,064
TOTAL CONSUMER STAPLES		28,726,580

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	60,028,096	33,813,253
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	10,971,208	7,657,788
Health Care - 0.5%
Biotechnology - 0.0%
Essex Bio-Technology Ltd	7,703,898	2,656,442
Health Care Providers & Services - 0.4%
Sinopharm Group Co Ltd H Shares	41,588,041	103,607,926
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	15,326,449	15,330,302
Consun Pharmaceutical Group Ltd	3,844,266	4,096,877
		19,427,179
TOTAL HEALTH CARE		125,691,547

Industrials - 0.2%
Air Freight & Logistics - 0.0%
Sinotrans Ltd H Shares	28,829,720	12,880,829
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	93,992	65,264
Machinery - 0.1%
Haitian International Holdings Ltd	6,438,750	17,809,464
Precision Tsugami China Corp Ltd (e)	899,949	1,278,604
TK Group Holdings Ltd	7,723,011	1,744,301
		20,832,369
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	5,613,228	15,864,732
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	641,256	128,467
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (e)(f)	15,857,110	11,110,060
TOTAL INDUSTRIALS		60,881,721

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Kingboard Holdings Ltd (b)	62,517,571	151,383,976
VSTECS Holdings Ltd (b)	106,767,190	61,735,183
		213,119,159
Materials - 0.0%
Chemicals - 0.0%
Yip's Chemical Holdings Ltd	3,874,063	795,468
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	3,135,932	12,090,994
TOTAL CHINA		607,565,685
DENMARK - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Scandinavian Tobacco Group A/S Series A (e)(f)	843,623	12,670,799
Financials - 0.0%
Banks - 0.0%
Spar Nord Bank A/S	472,599	9,096,725
TOTAL DENMARK		21,767,524
FRANCE - 2.1%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	225,772	11,070,904
Consumer Discretionary - 0.1%
Household Durables - 0.1%
SEB SA	130,570	13,691,453
Specialty Retail - 0.0%
Maisons du Monde SA (e)(f)	820,321	3,564,755
Mr Bricolage SA (c)	798,040	6,701,485
		10,266,240
TOTAL CONSUMER DISCRETIONARY		23,957,693

Energy - 1.3%
Energy Equipment & Services - 0.0%
Vallourec SACA (c)	340,450	5,573,383
Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE ADR (d)	5,045,696	315,658,742
TOTAL ENERGY		321,232,125

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	1,558,914	17,872,770
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	38,719	2,826,023
Ground Transportation - 0.2%
Stef SA	286,376	42,800,855
Professional Services - 0.0%
Synergie SA (c)	128,075	4,249,064
Trading Companies & Distributors - 0.0%
Thermador Groupe	61,381	4,767,177
TOTAL INDUSTRIALS		54,643,119

Information Technology - 0.4%
IT Services - 0.4%
Alten SA	134,459	11,364,229
Neurones	69,052	3,500,187
Sopra Steria Group	422,856	80,861,252
		95,725,668
Software - 0.0%
Linedata Services	22,700	1,995,108
NetGem SA	230,813	257,343
		2,252,451
TOTAL INFORMATION TECHNOLOGY		97,978,119

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	356,938	10,618,892
TOTAL FRANCE		537,373,622
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	434,615	26,403,162
Financials - 0.1%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (e)(f)	148,005	6,336,662
Insurance - 0.1%
Talanx AG	228,092	17,603,197
TOTAL FINANCIALS		23,939,859

Industrials - 0.2%
Aerospace & Defense - 0.1%
Rheinmetall AG	26,398	13,587,666
Commercial Services & Supplies - 0.1%
Takkt AG	1,507,561	14,725,848
Machinery - 0.0%
JOST Werke SE (e)(f)	72,574	3,418,204
Stabilus SE	135,499	5,357,592
		8,775,796
TOTAL INDUSTRIALS		37,089,310

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
BRANICKS Group AG (c)(d)	1,136,807	3,122,319
Instone Real Estate Group SE (e)(f)	1,071,223	9,554,827
		12,677,146
TOTAL GERMANY		100,109,477
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	969,173	11,281,174
GREECE - 1.1%
Consumer Discretionary - 0.7%
Distributors - 0.0%
Autohellas Tourist and Trading SA	179,396	2,216,768
Specialty Retail - 0.7%
JUMBO SA	6,646,751	177,135,083
TOTAL CONSUMER DISCRETIONARY		179,351,851

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA (b)	3,659,738	43,869,298
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	12,602,391	26,077,143
National Bank of Greece SA	2,953,704	23,068,561
		49,145,704
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	576,733	20,112,563
Transportation Infrastructure - 0.0%
Athens International Airport SA	606,003	5,174,560
TOTAL INDUSTRIALS		25,287,123

TOTAL GREECE		297,653,976
HONG KONG - 0.4%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	21,650,498	5,120,543
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	1,739,778	1,516,268
Leisure Products - 0.0%
Dream International Ltd	672,561	416,796
Specialty Retail - 0.0%
Goldlion Holdings Ltd	21,363,702	2,398,947
Textiles, Apparel & Luxury Goods - 0.0%
Embry Holdings Ltd (c)	1,645,124	80,820
Sun Hing Vision Group Holdings Ltd (b)	16,772,345	1,027,299
Texwinca Holdings Ltd	32,748,331	3,884,080
Victory City International Holdings Ltd (c)(g)	8,385,171	312,795
		5,304,994
TOTAL CONSUMER DISCRETIONARY		9,637,005

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (c)(g)	106,294,500	137
Pacific Andes Resources Development Ltd (c)(g)	205,371,360	1,555
		1,692
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	13,594,269	10,209,911
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	59,555,725	9,499,376
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Lion Rock Group Ltd	17,826,298	3,161,823
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
PAX Global Technology Ltd	43,341,102	28,713,767
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	2,576,568	27,932,163
TOTAL INFORMATION TECHNOLOGY		56,645,930

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(g)	51,434,282	65
TOTAL HONG KONG		94,276,345
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	5,658,393	17,844,542
Oil India Ltd	3,677,250	20,606,633
Petronet LNG Ltd	5,224,700	20,616,606
		59,067,781
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	26,927,020	62,085,228
Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	66,666	253,589
TOTAL INDIA		121,406,598
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	54,027,700	6,583,944
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	7,277,248	38,740,055
Bank of Ireland Group PLC	3,273,949	30,135,196
		68,875,251
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	2,002,381	958,360
Marine Transportation - 0.1%
Irish Continental Group PLC unit	4,450,192	24,687,551
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	209,343	19,584,038
TOTAL INDUSTRIALS		45,229,949

TOTAL IRELAND		114,105,200
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC	2,864,590	2,301,203
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	1,324,054	3,502,029
ITALY - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV	1,804,094	18,915,605
Household Durables - 0.0%
Emak SpA	3,073,879	3,243,303
TOTAL CONSUMER DISCRETIONARY		22,158,908

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	1,446,500	50,546,634
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	113,187	1,317,375
TOTAL CONSUMER STAPLES		51,864,009

Financials - 0.1%
Capital Markets - 0.1%
Azimut Holding SpA	115,416	2,857,376
Banca Generali SpA	380,231	16,849,912
		19,707,288
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	603,653	34,210,087
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	46,700	2,074,587
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	270,377	23,498,796
Sesa SpA rights (c)	270,377	3
		23,498,799
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	384,639	15,053,711
TOTAL ITALY		168,567,389
JAPAN - 8.0%
Communication Services - 0.0%
Entertainment - 0.0%
GungHo Online Entertainment Inc	480,517	10,703,181
Media - 0.0%
RKB Mainichi Holdings Corp	34,082	1,064,719
Trenders Inc (d)	144,241	847,115
		1,911,834
TOTAL COMMUNICATION SERVICES		12,615,015

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	480,505	2,002,742
Automobiles - 0.1%
Isuzu Motors Ltd	1,173,408	15,174,264
Broadline Retail - 0.1%
ASKUL Corp	2,862,649	36,097,577
Distributors - 0.3%
Arata Corp	1,151,238	25,846,413
Central Automotive Products Ltd	294,060	8,856,713
PALTAC Corp	1,156,034	31,196,303
		65,899,429
Diversified Consumer Services - 0.0%
Aucnet Inc	203,661	3,178,707
Gakkyusha Co Ltd	184,844	2,292,215
JP-Holdings Inc	841,834	3,960,355
		9,431,277
Household Durables - 0.3%
First Juken Co Ltd (b)(d)	1,298,403	8,807,640
FJ Next Holdings Co Ltd	1,153,657	8,537,914
Open House Group Co Ltd	528,597	19,484,798
Pressance Corp	2,434,335	30,135,222
Token Corp	230,821	16,187,201
		83,152,775
Leisure Products - 0.0%
Roland Corp	275,517	7,047,900
Specialty Retail - 0.2%
ARCLANDS CORP	1,081,709	11,818,492
Fuji Corp/Miyagi	467,203	5,562,723
Hamee Corp (d)	601,398	4,069,420
K's Holdings Corp	538,590	5,150,257
Nafco Co Ltd (b)	1,730,932	23,385,822
Syuppin Co Ltd	288,746	1,985,536
		51,972,250
TOTAL CONSUMER DISCRETIONARY		270,778,214

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	1,035,474	44,317,155
Cosmos Pharmaceutical Corp	1,283,613	61,694,369
Create SD Holdings Co Ltd	2,797,193	54,941,055
G-7 Holdings Inc	1,386,849	12,987,985
Genky DrugStores Co Ltd (b)	1,922,057	39,018,064
Halows Co Ltd (b)	1,418,195	39,653,765
YAKUODO Holdings Co Ltd	150,507	2,093,294
Yaoko Co Ltd	696,723	42,352,239
		297,057,926
Food Products - 0.1%
Axyz Co Ltd	20,925	362,838
Pickles Holdings Co Ltd	342,771	2,390,684
S Foods Inc	773,670	14,123,367
		16,876,889
Household Products - 0.0%
Transaction Co Ltd	383,507	6,207,661
TOTAL CONSUMER STAPLES		320,142,476

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	194,002	2,557,344
Iwatani Corp	379,361	4,945,353
		7,502,697
Financials - 0.3%
Financial Services - 0.3%
Asax Co Ltd	105,594	507,839
Fuyo General Lease Co Ltd	125,018	8,846,684
Tokyo Century Corp	580,869	5,909,616
Zenkoku Hosho Co Ltd	1,493,802	53,976,597
		69,240,736
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Fukuda Denshi Co Ltd	995,150	50,121,239
Nakanishi Inc	380,309	6,467,100
Techno Medica Co Ltd	36,138	427,782
		57,016,121
Health Care Providers & Services - 0.2%
Ci Medical Co Ltd	476,844	3,639,982
Ship Healthcare Holdings Inc	2,160,498	32,853,176
WIN-Partners Co Ltd (b)	2,025,895	16,328,443
		52,821,601
Health Care Technology - 0.0%
Software Service Inc	48,030	3,991,704
TOTAL HEALTH CARE		113,829,426

Industrials - 2.7%
Air Freight & Logistics - 0.2%
AIT Corp	156,143	1,815,289
AZ-COM MARUWA Holdings Inc	1,671,363	11,277,834
Hamakyorex Co Ltd (b)	4,794,533	39,075,091
Senko Group Holdings Co Ltd	480,757	4,519,749
		56,687,963
Building Products - 0.1%
Kondotec Inc (b)	1,540,482	12,845,974
Nihon Dengi Co Ltd	297,952	10,779,042
Nihon Flush Co Ltd	1,091,708	6,356,018
Sekisui Jushi Corp	125,600	1,862,878
		31,843,912
Commercial Services & Supplies - 0.1%
Aeon Delight Co Ltd	194,393	5,521,642
Ajis Co Ltd	359,056	5,900,147
CTS Co Ltd	231,929	1,380,885
Prestige International Inc	2,512,559	11,231,889
		24,034,563
Construction & Engineering - 0.2%
Dai-Dan Co Ltd	192,317	3,755,031
Daiichi Kensetsu Corp	951,747	13,265,658
Fuji Furukawa Engineering & Construction CO Ltd	14,585	525,137
MIRAIT ONE corp	311,976	4,437,344
Nippon Rietec Co Ltd	197,981	1,346,647
Raiznext Corp (b)	3,027,183	30,997,686
		54,327,503
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	300,701	7,939,483
Chiyoda Integre Co Ltd	260,584	5,737,837
		13,677,320
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd (b)	2,481,741	40,098,107
Machinery - 0.4%
Anest Iwata Corp	228,926	2,108,481
Daiwa Industries Ltd	817,659	7,733,737
Estic Corp	360,449	2,011,595
Hosokawa Micron Corp	105,765	2,764,897
IHI Corp	326,663	17,391,185
Nadex Co Ltd (b)	699,839	4,392,600
Shinwa Co Ltd/Nagoya	221,981	3,896,791
Takeuchi Manufacturing Co Ltd	432,483	13,477,734
Teikoku Electric Manufacturing Co Ltd (d)	112,838	2,089,783
Tocalo Co Ltd	2,752,183	32,014,806
Trinity Industrial Corp	785,272	4,919,809
Yamada Corp	52,928	1,810,379
		94,611,797
Professional Services - 0.2%
Altech Corp	322,735	5,842,757
Artner Co Ltd	237,408	2,740,396
Careerlink Co Ltd	158,413	2,593,381
Creek & River Co Ltd	9,648	101,227
Gakujo Co Ltd (d)	264,739	2,881,087
Hito Communications Holdings Inc	85,209	455,817
Ifis Japan Ltd	170,568	626,996
Persol Holdings Co Ltd	12,532,024	21,047,970
Quick Co Ltd (b)	1,011,872	13,345,847
WDB Holdings Co Ltd	634,732	7,121,301
Will Group Inc	1,071,349	6,877,601
		63,634,380
Trading Companies & Distributors - 1.2%
Chori Co Ltd	968,359	25,949,624
Green Cross Co Ltd (b)(g)	474,016	3,921,536
Inaba Denki Sangyo Co Ltd	345,923	8,676,399
ITOCHU Corp	2,303,418	113,945,091
Kamei Corp	135,430	1,743,607
Mitani Corp	2,700,383	33,210,525
Parker Corp (b)	2,056,563	10,313,693
Sanyo Trading Co Ltd	218,157	2,092,563
Senshu Electric Co Ltd (b)(d)	1,027,439	34,164,900
Totech Corp (b)	2,181,669	37,377,389
Yamazen Corp	124,925	1,085,145
Yuasa Trading Co Ltd	415,990	12,647,210
		285,127,682
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	19,087	88,236
Isewan Terminal Service Co Ltd	222,955	999,699
		1,087,935
TOTAL INDUSTRIALS		665,131,162

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	1,675,598	30,163,057
Dexerials Corp	1,440,970	22,000,119
Maruwa Co Ltd/Aichi	77,001	21,242,083
Nippo Ltd (b)	615,055	8,342,423
Riken Keiki Co Ltd	242,615	6,873,733
Shibaura Electronics Co Ltd	720,542	16,650,880
		105,272,295
IT Services - 0.3%
Argo Graphics Inc	766,112	26,343,417
Asahi Intelligence Service Co Ltd	75,481	410,250
Avant Group Corp	220,336	3,103,339
CDS Co Ltd	49,923	578,203
Densan System Holdings Co Ltd	137,813	2,379,059
DTS Corp	568,148	14,715,946
Future Corp	367,220	4,701,989
Himacs Ltd	26,897	244,526
Information Planning Co	120,455	3,326,953
TDC Soft Inc	1,010,315	8,163,287
TIS Inc	850,912	21,218,737
		85,185,706
Semiconductors & Semiconductor Equipment - 0.5%
Japan Material Co Ltd	94,860	1,129,291
Renesas Electronics Corp	5,223,274	69,983,101
SUMCO Corp	3,616,967	34,583,351
		105,695,743
Software - 0.2%
Cresco Ltd	1,298,520	10,403,787
Focus Systems Corp	200,763	1,411,876
Fukui Computer Holdings Inc	192,202	3,389,064
Justsystems Corp	397,232	8,881,888
KSK Co Ltd/Inagi (b)	521,867	9,912,197
NSW Inc/Japan	168,202	3,264,486
Pro-Ship Inc	578,567	5,645,279
System Research Co Ltd	263,963	2,482,170
WingArc1st Inc	199,490	4,249,677
		49,640,424
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	528,709	4,984,272
MCJ Co Ltd	2,586,189	24,232,338
		29,216,610
TOTAL INFORMATION TECHNOLOGY		375,010,778

Materials - 0.7%
Chemicals - 0.4%
C Uyemura & Co Ltd	721,784	50,165,743
JCU Corp	362,739	8,361,090
Kansai Paint Co Ltd	1,026,871	16,724,288
Muto Seiko Co	192,175	2,058,570
		77,309,691
Construction Materials - 0.1%
Mitani Sekisan Co Ltd	898,545	36,890,125
Vertex Corp/Japan	28,988	385,194
		37,275,319
Containers & Packaging - 0.2%
Chuoh Pack Industry Co Ltd (b)	393,128	3,356,276
Kohsoku Corp (b)	1,586,038	26,046,268
Pack Corp/The (b)	1,234,932	30,219,296
		59,621,840
Metals & Mining - 0.0%
CK-San-Etsu Co Ltd	27,826	654,198
TOTAL MATERIALS		174,861,048

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	135,948	1,623,686
Starts Corp Inc	330,156	7,605,353
		9,229,039
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	3,016,217	48,371,313
TOTAL JAPAN		2,066,711,904
KOREA (SOUTH) - 2.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Motonic Corp	1,173,908	7,396,337
Snt Holdings Co Ltd (b)	885,108	14,560,236
		21,956,573
Broadline Retail - 0.0%
Gwangju Shinsegae Co Ltd	222,108	4,795,128
Household Durables - 0.0%
Ace Bed Co Ltd	16,191	323,495
Cuckoo Holdings Co Ltd	508,128	8,975,806
		9,299,301
Textiles, Apparel & Luxury Goods - 0.3%
Handsome Co Ltd (b)	1,400,000	15,798,812
Youngone Corp	250,000	7,648,001
Youngone Holdings Co Ltd (b)	752,000	48,256,308
		71,703,121
TOTAL CONSUMER DISCRETIONARY		107,754,123

Consumer Staples - 0.3%
Food Products - 0.1%
Ottogi Corp	77,998	23,841,357
Sunjin Co Ltd (b)	1,747,572	8,386,460
		32,227,817
Tobacco - 0.2%
KT&G Corp	494,600	39,416,843
TOTAL CONSUMER STAPLES		71,644,660

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mi Chang Oil Industrial Co Ltd (b)	173,900	12,289,588
Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	88,600	5,488,235
Financial Services - 0.0%
Nice Information & Telecom Inc	433,187	5,880,799
TOTAL FINANCIALS		11,369,034

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd (b)	741,922	13,118,721
Interojo Co Ltd (g)	120,700	2,184,981
Value Added Technology Co Ltd	436,553	7,198,349
Vieworks Co Ltd	394,258	6,827,618
		29,329,669
Pharmaceuticals - 0.4%
Daewon Pharmaceutical Co Ltd (b)	2,142,922	22,273,796
Daihan Pharmaceutical Co Ltd	297,037	5,420,801
DongKook Pharmaceutical Co Ltd	834,500	10,864,038
Huons Co Ltd (b)	853,834	16,959,038
Korea United Pharm Inc	40,010	602,657
Kwang Dong Pharmaceutical Co Ltd (b)	4,164,491	16,705,982
Whanin Pharmaceutical Co Ltd (b)	1,016,010	9,970,005
		82,796,317
TOTAL HEALTH CARE		112,125,986

Industrials - 0.4%
Commercial Services & Supplies - 0.3%
Fursys Inc (b)	900,000	27,355,059
S-1 Corp	696,530	32,685,639
		60,040,698
Electrical Equipment - 0.1%
Korea Electric Terminal Co Ltd	437,401	24,204,510
Vitzrocell Co Ltd	140,000	1,902,448
		26,106,958
Machinery - 0.0%
Hy-Lok Corp	102,000	1,743,673
SIMPAC Inc	1,183,000	3,402,056
		5,145,729
Professional Services - 0.0%
e-Credible Co Ltd	250,349	2,287,856
TOTAL INDUSTRIALS		93,581,241

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
IDIS Holdings Co Ltd	399,810	2,635,973
MAKUS Inc	686,027	4,314,239
SAMT Co Ltd	100,000	224,596
		7,174,808
IT Services - 0.0%
Gabia Inc (b)	900,000	8,803,670
Semiconductors & Semiconductor Equipment - 0.0%
Systems Technology Inc/South Korea	150,100	2,327,874
Software - 0.0%
Hecto Innovation Co Ltd	484,784	4,359,529
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	2,033,740	86,637,441
TOTAL INFORMATION TECHNOLOGY		109,303,322

Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	28,100	4,120,344
Soulbrain Co Ltd	99,266	14,511,544
		18,631,888
TOTAL KOREA (SOUTH)		536,699,842
MALAYSIA - 0.1%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	4,413,700	4,463,334
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp BHD	31,958,659	29,975,529
TOTAL MALAYSIA		34,438,863
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Corporativo Fragua SAB de CV (d)	260,410	11,452,600
Food Products - 0.0%
Gruma SAB de CV Series B	435,427	7,521,477
TOTAL CONSUMER STAPLES		18,974,077

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	798,662	5,587,580
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	1,098,086	1,591,469
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	13,474,735	17,993,699
TOTAL HEALTH CARE		19,585,168

TOTAL MEXICO		44,146,825
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	72,607	4,230,810
NETHERLANDS - 1.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	132,710	2,511,782
Financials - 0.7%
Capital Markets - 0.2%
Van Lanschot Kempen NV depository receipt	984,910	45,049,673
Insurance - 0.5%
ASR Nederland NV	1,826,510	86,564,277
NN Group NV	1,061,873	52,196,816
		138,761,093
TOTAL FINANCIALS		183,810,766

Industrials - 0.9%
Electrical Equipment - 0.1%
TKH Group NV depository receipt	879,828	35,697,327
Machinery - 0.8%
Aalberts NV (c)	5,052,987	182,260,180
TOTAL INDUSTRIALS		217,957,507

TOTAL NETHERLANDS		404,280,055
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	627,246	2,827,197
NORWAY - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (e)(f)	2,507,464	15,523,199
Specialty Retail - 0.0%
Kid ASA (e)(f)	187,673	2,583,016
TOTAL CONSUMER DISCRETIONARY		18,106,215

Financials - 0.3%
Banks - 0.3%
SpareBank 1 Nord Norge	2,357,879	25,254,568
Sparebank 1 Oestlandet	1,987,246	28,453,233
SpareBank 1 Sor-Norge ASA	1,091,178	14,423,127
		68,130,928
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	5,503,695	3,457,258
TOTAL FINANCIALS		71,588,186

Industrials - 0.0%
Construction & Engineering - 0.0%
Norconsult Norge AS	1,109,500	3,903,352
Professional Services - 0.0%
Multiconsult ASA (e)(f)	207,156	3,578,084
TOTAL INDUSTRIALS		7,481,436

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	493,662	1,478,715
TOTAL NORWAY		98,654,552
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (e)	602,906	16,320,665
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	17,743,516	12,762,723
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	30,330,631	7,978,256
TOTAL PHILIPPINES		20,740,979
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (d)	2,359,500	5,081,229
PORTUGAL - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ibersol SGPS SA	1,151,452	9,218,340
Materials - 0.1%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	1,439,589	13,122,351
TOTAL PORTUGAL		22,340,691
PUERTO RICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (c)	2,121,747	20,538,511
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	2,563,000	49,414,640
Ofg Bancorp	98,021	3,947,306
		53,361,946
Financial Services - 0.3%
EVERTEC Inc	2,589,638	84,836,541
TOTAL FINANCIALS		138,198,487

TOTAL PUERTO RICO		158,736,998
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,791,657	2,111,492
Consumer Staples - 0.1%
Food Products - 0.1%
Delfi Ltd	5,285,895	3,491,254
Food Empire Holdings Ltd	13,251,392	10,217,556
		13,708,810
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	5,821,727	4,531,446
Professional Services - 0.0%
HRnetgroup Ltd (e)	4,428,435	2,272,192
Trading Companies & Distributors - 0.0%
KS Energy Ltd (g)	12,767,454	97
TOTAL INDUSTRIALS		6,803,735

Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	4,680,833	8,452,261
TOTAL SINGAPORE		31,076,298
SPAIN - 0.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
CIE Automotive SA	1,339,380	35,840,001
Financials - 0.1%
Banks - 0.0%
Bankinter SA	632,744	5,155,122
Insurance - 0.1%
Grupo Catalana Occidente SA	389,392	15,968,255
TOTAL FINANCIALS		21,123,377

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Prim SA (b)	1,307,747	13,940,518
Pharmaceuticals - 0.0%
Faes Farma SA	2,952,592	11,369,354
TOTAL HEALTH CARE		25,309,872

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	1,013,531	30,979,361
Commercial Services & Supplies - 0.0%
Prosegur Comp Securidad SA	288,235	591,313
TOTAL INDUSTRIALS		31,570,674

Information Technology - 0.3%
IT Services - 0.3%
Indra Sistemas SA	3,134,103	55,227,753
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	457,820	6,075,522
TOTAL SPAIN		175,147,199
SWEDEN - 1.1%
Consumer Discretionary - 0.7%
Automobile Components - 0.3%
Autoliv Inc	717,366	66,628,955
Automobiles - 0.0%
Kabe Group AB B Shares	237,013	7,096,231
Broadline Retail - 0.1%
Rusta AB	3,011,211	20,193,347
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares (c)	2,982,898	39,676,599
Household Durables - 0.1%
JM AB	1,418,332	23,868,387
Specialty Retail - 0.0%
BHG Group AB (c)	4,240,082	7,103,581
TOTAL CONSUMER DISCRETIONARY		164,567,100

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	2,534,400	10,133,271
Industrials - 0.4%
Building Products - 0.0%
Inwido AB	14,576	264,582
Electrical Equipment - 0.2%
AQ Group AB	3,655,214	46,176,686
Machinery - 0.1%
Beijer Alma AB B Shares	1,401,316	22,516,699
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	233,776	2,764,619
Bergman & Beving AB B Shares	372,391	10,467,932
Momentum Group AB B Shares	1,036,613	17,512,738
		30,745,289
TOTAL INDUSTRIALS		99,703,256

Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	360,849	4,545,094
Proact IT Group AB	604,364	7,725,749
		12,270,843
Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB	144,230	4,478,019
TOTAL SWEDEN		291,152,489
SWITZERLAND - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Vontobel Holding AG	215,240	14,007,860
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	59,340	14,258,642
TOTAL SWITZERLAND		28,266,502
TAIWAN - 1.5%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	1,002,000	3,151,614
Consumer Staples - 0.0%
Personal Care Products - 0.0%
TCI Co Ltd	400,000	1,654,125
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	1,660,459	7,197,196
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	357,700	1,440,858
TOTAL HEALTH CARE		8,638,054

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	300,800	3,134,504
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	2,201,510	7,478,053
TOTAL INDUSTRIALS		10,612,557

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.6%
FLEXium Interconnect Inc	600,000	1,402,020
Hon Hai Precision Industry Co Ltd	4,990,012	32,088,758
Simplo Technology Co Ltd	5,766,000	60,980,994
Thinking Electronic Industrial Co Ltd	4,124,000	20,845,067
Tripod Technology Corp	3,548,000	21,010,548
Yageo Corp	1,512,663	25,811,786
		162,139,173
IT Services - 0.0%
Dimerco Data System Corp	994,799	3,556,059
Semiconductors & Semiconductor Equipment - 0.8%
Machvision Inc	209,000	2,303,578
Novatek Microelectronics Corp	100,000	1,550,166
Parade Technologies Ltd	478,000	10,439,834
Powertech Technology Inc	6,000,000	23,439,532
Taiwan Semiconductor Manufacturing Co Ltd	3,161,000	99,450,151
Topco Scientific Co Ltd	5,738,593	55,579,029
		192,762,290
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd (b)	2,544,911	17,707,230
TOTAL INFORMATION TECHNOLOGY		376,164,752

TOTAL TAIWAN		400,221,102
UNITED KINGDOM - 6.0%
Communication Services - 0.3%
Media - 0.3%
Reach PLC	5,296,256	6,310,234
WPP PLC	5,707,041	59,986,277
		66,296,511
Consumer Discretionary - 2.7%
Broadline Retail - 0.4%
B&M European Value Retail SA	8,759,272	43,778,037
Next PLC	516,021	65,141,023
		108,919,060
Distributors - 0.2%
Inchcape PLC	6,508,094	60,085,730
Diversified Consumer Services - 0.1%
Photo-Me International PLC	7,093,606	19,437,057
Hotels, Restaurants & Leisure - 0.1%
Hollywood Bowl Group PLC	3,442,819	14,494,455
J D Wetherspoon PLC	2,095,945	16,594,064
		31,088,519
Household Durables - 1.2%
Barratt Redrow PLC	18,290,381	105,281,350
Bellway PLC	3,632,656	132,841,879
Vistry Group PLC (c)	6,179,970	72,475,893
		310,599,122
Specialty Retail - 0.6%
Dunelm Group PLC	787,657	11,283,808
JD Sports Fashion PLC	47,403,909	75,794,963
Pets at Home Group Plc	10,764,359	41,112,864
WH Smith PLC	1,326,793	22,582,999
		150,774,634
Textiles, Apparel & Luxury Goods - 0.1%
Dr Martens PLC	21,376,443	15,077,428
TOTAL CONSUMER DISCRETIONARY		695,981,550

Consumer Staples - 0.6%
Beverages - 0.1%
AG Barr PLC	1,906,401	15,314,641
Food Products - 0.5%
Carr's Group PLC (b)	5,791,286	8,139,655
Nomad Foods Ltd	3,192,566	56,029,533
Tate & Lyle PLC	6,591,429	63,744,886
		127,914,074
TOTAL CONSUMER STAPLES		143,228,715

Energy - 0.0%
Energy Equipment & Services - 0.0%
John Wood Group PLC (c)	22,014,440	35,908,947
Financials - 0.7%
Capital Markets - 0.2%
Rathbones Group PLC	2,712,891	58,209,005
Insurance - 0.5%
Direct Line Insurance Group PLC	50,961,722	107,965,789
Hiscox Ltd	295,736	4,126,064
		112,091,853
TOTAL FINANCIALS		170,300,858

Industrials - 1.3%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	2,517,344	14,899,090
Commercial Services & Supplies - 0.2%
Mitie Group PLC	40,810,093	61,357,922
Electrical Equipment - 0.0%
Volex PLC	1,814,734	7,605,028
Industrial Conglomerates - 0.5%
DCC PLC	1,736,893	109,831,783
Machinery - 0.0%
Luxfer Holdings PLC	694,000	9,965,840
Passenger Airlines - 0.1%
JET2 PLC	1,595,275	29,559,483
Professional Services - 0.0%
Wilmington PLC	2,321,825	11,975,509
Trading Companies & Distributors - 0.4%
RS GROUP PLC	9,703,187	86,956,832
TOTAL INDUSTRIALS		332,151,487

Information Technology - 0.0%
Software - 0.0%
Pinewood Technologies Group PLC (b)	4,834,741	20,697,400
Materials - 0.2%
Chemicals - 0.0%
Essentra PLC	4,139,839	7,921,763
Construction Materials - 0.1%
SigmaRoc PLC (c)	27,646,820	27,806,370
Metals & Mining - 0.1%
Hill & Smith PLC	501,323	13,154,870
TOTAL MATERIALS		48,883,003

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	1,220,553	4,737,264
Savills PLC	2,754,369	38,144,411
		42,881,675
TOTAL UNITED KINGDOM		1,556,330,146
UNITED STATES - 62.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
AT&T Inc	346,231	7,804,047
Interactive Media & Services - 0.2%
Cars.com Inc (c)	3,021,998	48,321,748
Media - 0.4%
Comcast Corp Class A	1,854,953	81,005,798
Nexstar Media Group Inc	130,661	22,985,883
Thryv Holdings Inc (c)	493,654	7,098,744
		111,090,425
TOTAL COMMUNICATION SERVICES		167,216,220

Consumer Discretionary - 7.2%
Automobile Components - 1.4%
Adient PLC (c)(d)	4,113,265	80,332,065
Aptiv PLC (c)	1,060,944	60,293,448
LCI Industries (d)	1,154,424	128,464,303
Lear Corp	750,450	71,863,092
Patrick Industries Inc	235,543	29,673,707
		370,626,615
Automobiles - 0.7%
General Motors Co	1,631,729	82,826,564
Harley-Davidson Inc	2,425,870	77,506,547
Stellantis NV (d)	909,015	12,380,784
		172,713,895
Broadline Retail - 0.5%
eBay Inc	540,386	31,077,598
Kohl's Corp (d)	2,780,760	51,388,445
Macy's Inc	2,345,981	35,987,349
		118,453,392
Diversified Consumer Services - 0.4%
Frontdoor Inc (c)	481,529	23,927,176
H&R Block Inc	670,806	40,067,243
Laureate Education Inc	1,592,208	27,354,133
		91,348,552
Household Durables - 1.0%
DR Horton Inc	234,612	39,649,428
Helen of Troy Ltd (b)(c)	1,398,818	89,034,766
Tempur Sealy International Inc	1,489,261	71,350,495
TopBuild Corp (c)	157,218	55,557,697
ZAGG Inc rights (c)(g)	448,847	4
		255,592,390
Leisure Products - 0.2%
BRP Inc Subordinate Voting Shares	441,254	21,756,086
Brunswick Corp/DE	658,244	52,488,376
		74,244,462
Specialty Retail - 1.3%
Academy Sports & Outdoors Inc	1,510,466	76,822,301
Advance Auto Parts Inc (d)	899,534	32,104,368
AutoZone Inc (c)	347	1,044,123
Dick's Sporting Goods Inc	436,980	85,538,835
Sally Beauty Holdings Inc (b)(c)(d)	7,783,760	101,188,880
Sportsman's Warehouse Holdings Inc (b)(c)	2,025,650	5,286,947
Ulta Beauty Inc (c)	128,588	47,446,400
Valvoline Inc (c)	9,704	390,877
		349,822,731
Textiles, Apparel & Luxury Goods - 1.7%
Crocs Inc (c)	52,400	5,649,768
Deckers Outdoor Corp (c)	22,844	3,675,370
Kontoor Brands Inc (d)	1,063,760	91,089,769
Levi Strauss & Co Class A	3,525,893	60,257,511
Oxford Industries Inc (d)	443,340	32,195,351
PVH Corp	807,934	79,549,182
Samsonite International SA (e)(f)	6,347,816	14,916,775
VF Corp (d)	3,734,781	77,347,315
Wolverine World Wide Inc (b)	5,447,410	83,835,640
		448,516,681
TOTAL CONSUMER DISCRETIONARY		1,881,318,718

Consumer Staples - 2.3%
Beverages - 0.7%
Primo Water Corp (United States)	6,658,431	174,650,645
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (c)	782,636	66,312,748
Performance Food Group Co (c)	1,151,223	93,536,869
Sprouts Farmers Market Inc (c)	825,480	106,016,397
		265,866,014
Food Products - 0.6%
Armanino Foods of Distinction Inc	1,325,074	9,249,017
Ingredion Inc	41,934	5,567,158
Lamb Weston Holdings Inc	1,853,374	143,988,626
Rocky Mountain Chocolate Factory Inc (b)(c)	435,705	1,145,903
Tyson Foods Inc Class A	80,271	4,703,078
		164,653,782
Personal Care Products - 0.0%
Edgewell Personal Care Co (d)	134,775	4,710,386
TOTAL CONSUMER STAPLES		609,880,827

Energy - 5.2%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	1,534,291	90,968,113
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp (c)	4,453,412	115,254,303
Chord Energy Corp	1,495,790	187,123,329
Civitas Resources Inc	1,811,503	88,383,231
CNX Resources Corp (c)(d)	1,537,595	52,324,358
CONSOL Energy Inc	427,688	47,439,153
Diamondback Energy Inc	474,314	83,844,486
Energy Transfer LP	633,903	10,446,721
Enterprise Products Partners LP	1,594,700	45,704,102
Expand Energy Corp (d)	1,175,162	99,559,725
Gulfport Energy Corp (c)	218,739	30,282,227
Northern Oil & Gas Inc	2,308,570	83,685,663
Ovintiv Inc	5,597,652	219,427,958
Range Resources Corp	4,742,880	142,428,686
Shell PLC	1,595,691	53,275,847
Unit Corp	186,907	5,813,742
		1,264,993,531
TOTAL ENERGY		1,355,961,644

Financials - 15.8%
Banks - 6.9%
ACNB Corp	334,975	14,068,950
Associated Banc-Corp	4,596,429	109,119,224
Bar Harbor Bankshares	646,819	20,795,231
Cadence Bank	4,035,233	134,897,840
Camden National Corp (d)	326,416	13,693,151
Central Pacific Financial Corp	130,811	3,524,048
Citigroup Inc	939,690	60,299,907
Community Trust Bancorp Inc	67,428	3,492,770
East West Bancorp Inc	829,613	80,878,971
First Bancorp Inc/The	151,156	3,914,940
First Foundation Inc	23,781	160,046
FNB Corp/PA	6,187,946	89,725,217
Greene County Bancorp Inc	205,675	5,758,900
KeyCorp	4,814,873	83,056,559
Nicolet Bankshares Inc	215,118	21,875,349
Oak Valley Bancorp	115,254	3,111,858
Plumas Bancorp	192,252	7,980,381
QCR Holdings Inc	587,512	46,472,199
Southern Missouri Bancorp Inc	229,615	13,616,170
Synovus Financial Corp	3,282,723	163,709,397
Union Bankshares Inc/Morrisville VT	122,371	3,546,312
United Community Banks Inc/GA	3,345,190	95,204,107
US Bancorp	2,091,475	101,039,157
Washington Trust Bancorp Inc	643,822	21,973,645
Webster Financial Corp	1,673,851	86,705,482
Wells Fargo & Co	7,074,264	459,261,220
West BanCorp Inc	610,290	13,163,955
Wintrust Financial Corp	951,595	110,280,345
		1,771,325,331
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	105,843	7,976,328
Federated Hermes Inc Class B	2,493,126	100,049,146
Lazard Inc Class A	2,570,604	136,216,306
LPL Financial Holdings Inc	265,852	75,018,117
Raymond James Financial Inc	1,646,133	243,989,834
SEI Investments Co	122,949	9,191,667
Stifel Financial Corp	1,312,780	136,030,264
		708,471,662
Consumer Finance - 0.8%
Discover Financial Services	974,303	144,615,795
OneMain Holdings Inc	1,188,572	59,036,371
		203,652,166
Financial Services - 1.4%
Corpay Inc (c)	616,170	203,163,573
Enact Holdings Inc	207,482	7,073,061
Essent Group Ltd	1,639,091	98,361,851
Federal Agricultural Mortgage Corp Class C	299,807	54,945,629
		363,544,114
Insurance - 4.0%
American Financial Group Inc/OH	725,733	93,568,756
First American Financial Corp	868,654	55,724,154
Hartford Financial Services Group Inc/The	574,741	63,474,396
Primerica Inc	410,985	113,764,758
Reinsurance Group of America Inc	1,330,047	280,746,321
Selective Insurance Group Inc	1,438,121	130,610,149
Stewart Information Services Corp	520,393	35,803,038
The Travelers Companies, Inc.	23,090	5,678,754
Unum Group (d)	3,733,837	239,637,659
		1,019,007,985
TOTAL FINANCIALS		4,066,001,258

Health Care - 7.8%
Biotechnology - 0.5%
Gilead Sciences Inc	1,475,182	131,025,666
Regeneron Pharmaceuticals Inc (c)	5,371	4,501,972
United Therapeutics Corp (c)	9,117	3,409,484
Zentalis Pharmaceuticals Inc (c)	574,281	1,567,787
		140,504,909
Health Care Equipment & Supplies - 0.4%
DENTSPLY SIRONA Inc	3,112,034	72,105,828
Embecta Corp	1,676,327	23,602,684
Utah Medical Products Inc	63,604	4,031,221
		99,739,733
Health Care Providers & Services - 5.7%
Centene Corp (c)	874,109	54,422,026
Cigna Group/The	251,380	79,136,938
CVS Health Corp	2,182,924	123,247,889
Elevance Health Inc	597,208	242,323,119
Henry Schein Inc (c)	1,087,102	76,347,173
Humana Inc	14,865	3,832,643
Labcorp Holdings Inc	660,745	150,828,261
Quest Diagnostics Inc	392,500	60,770,775
Tenet Healthcare Corp (c)	194,006	30,074,810
UnitedHealth Group Inc	760,143	429,100,725
Universal Health Services Inc Class B	1,155,794	236,140,272
		1,486,224,631
Life Sciences Tools & Services - 0.5%
ICON PLC (c)	544,746	120,993,534
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co	767,800	42,820,206
Elanco Animal Health Inc (c)	931,302	11,771,657
GSK PLC	1,378,800	24,899,164
Jazz Pharmaceuticals PLC (c)	29,730	3,271,192
Sanofi SA	954,910	100,914,721
Sanofi SA ADR	24,644	1,303,174
		184,980,114
TOTAL HEALTH CARE		2,032,442,921

Industrials - 8.9%
Aerospace & Defense - 0.6%
Cadre Holdings Inc	1,323,616	46,022,128
Huntington Ingalls Industries Inc	521,198	96,400,782
V2X Inc (c)	386,865	23,830,884
		166,253,794
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (c)	228,524	1,519,685
Building Products - 0.9%
Builders FirstSource Inc (c)	488,068	83,654,855
Hayward Holdings Inc (c)	7,285,996	118,470,295
Janus International Group Inc (c)(d)	4,854,446	35,728,723
		237,853,873
Commercial Services & Supplies - 0.9%
Brady Corp Class A	819,484	58,298,092
Civeo Corp (b)	875,916	22,467,245
CoreCivic Inc (c)	3,025,060	41,776,079
VSE Corp (b)	1,026,340	105,323,011
		227,864,427
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd (c)	476,314	9,669,174
EMCOR Group Inc	16,400	7,315,548
		16,984,722
Electrical Equipment - 1.0%
Acuity Brands Inc	567,860	170,749,824
Allient Inc	455,143	7,869,422
GrafTech International Ltd (b)(c)(d)	17,722,350	30,127,995
nVent Electric PLC	434,750	32,419,308
Sensata Technologies Holding PLC	335,719	11,528,590
		252,695,139
Ground Transportation - 0.3%
Proficient Auto Logistics Inc (b)(d)	1,402,444	11,486,016
Universal Logistics Holdings Inc (b)	1,342,544	56,440,550
		67,926,566
Machinery - 1.7%
Allison Transmission Holdings Inc	70,629	7,547,415
Blue Bird Corp (c)	255,591	10,762,937
Crane Co	166,395	26,170,606
Enpro Inc	431,754	62,867,700
Esab Corp	597,181	73,477,150
Gates Industrial Corp PLC (c)	1,668,291	32,281,431
Hillenbrand Inc (d)	3,305,984	91,079,859
Miller Industries Inc/TN	288,546	18,940,159
Terex Corp	1,156,625	59,809,079
Timken Co/The	777,526	64,534,658
		447,470,994
Professional Services - 2.2%
Barrett Business Services Inc	611,716	22,138,002
CACI International Inc (c)	62,195	34,366,469
Concentrix Corp	840,393	35,725,106
Genpact Ltd	4,244,593	162,016,115
KBR Inc	1,978,154	132,556,100
Leidos Holdings Inc	37,263	6,825,090
Maximus Inc	1,454,163	125,697,850
Science Applications International Corp	417,995	60,312,499
		579,637,231
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply Inc (c)	868,335	79,947,603
Core & Main Inc Class A (c)	1,936,517	85,748,973
Ferguson Enterprises Inc	233,727	45,983,450
Global Industrial Co	1,362,293	36,141,633
GMS Inc (c)	53,262	4,787,721
Rush Enterprises Inc Class A	885,529	50,103,231
		302,712,611
TOTAL INDUSTRIALS		2,300,919,042

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries Inc	1,048,737	113,819,427
Belden Inc	1,127,500	128,388,425
CDW Corp/DE	240,973	45,358,348
Crane NXT Co	2,381,899	129,265,659
Flex Ltd (c)	2,172,017	75,303,829
Insight Enterprises Inc (c)	463,678	81,106,556
Jabil Inc	766,740	94,378,027
Methode Electronics Inc (b)	2,045,657	17,838,129
Sanmina Corp (c)	23,642	1,657,303
TD SYNNEX Corp	1,953,145	225,295,276
Vontier Corp	4,553,628	168,848,526
		1,081,259,505
IT Services - 1.5%
Amdocs Ltd	2,679,777	235,137,033
Cognizant Technology Solutions Corp Class A	2,099,557	156,605,957
		391,742,990
Semiconductors & Semiconductor Equipment - 1.3%
Diodes Inc (c)	1,179,681	68,987,745
Micron Technology Inc	556,152	55,420,547
MKS Instruments Inc	1,313,110	130,431,216
Skyworks Solutions Inc	1,021,533	89,465,860
		344,305,368
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies Inc Class C	381,115	47,117,247
Seagate Technology Holdings PLC	2,043,890	205,145,239
		252,262,486
TOTAL INFORMATION TECHNOLOGY		2,069,570,349

Materials - 4.1%
Chemicals - 2.0%
Axalta Coating Systems Ltd (c)	3,905,371	148,091,668
Celanese Corp	742,323	93,510,428
Element Solutions Inc	2,019,209	54,720,564
LyondellBasell Industries NV Class A1	1,835,923	159,449,913
Tronox Holdings PLC	4,178,848	50,647,638
		506,420,211
Construction Materials - 0.5%
Eagle Materials Inc	427,453	122,020,733
GCC SAB de CV	154,474	1,263,306
RHI Magnesita NV	316,975	13,120,022
		136,404,061
Containers & Packaging - 1.1%
International Paper Co	1,276,536	70,898,809
Packaging Corp of America	447,984	102,561,457
Silgan Holdings Inc	2,087,517	108,008,130
		281,468,396
Metals & Mining - 0.5%
Arch Resources Inc Class A	243,070	35,672,953
Warrior Met Coal Inc (d)	1,511,304	95,408,622
		131,081,575
Paper & Forest Products - 0.0%
Sylvamo Corp	52,543	4,467,206
TOTAL MATERIALS		1,059,841,449

Real Estate - 1.3%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	699,963	26,094,620
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (c)	586,757	158,987,677
Landbridge Co LLC Class A	392,877	22,040,400
Tejon Ranch Co (c)	128,330	2,041,730
		183,069,807
Residential REITs - 0.5%
Camden Property Trust	392,997	45,505,123
Mid-America Apartment Communities Inc	492,001	74,459,431
		119,964,554
TOTAL REAL ESTATE		329,128,981

Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	21,894,462	442,706,022
Southern Co/The	98,579	8,973,646
		451,679,668
TOTAL UNITED STATES		16,323,961,077
TOTAL COMMON STOCKS (Cost $18,793,018,024)		25,471,908,410

Non-Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group Inc 6.25% (g)(h) (Cost $0)	9,932,679	1

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.87	447,909,266	447,998,848
Fidelity Securities Lending Cash Central Fund (i)(j)	4.87	306,132,624	306,163,237
TOTAL MONEY MARKET FUNDS (Cost $754,148,128)			754,162,085

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $19,547,166,152)	26,226,070,496
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(266,962,741)
NET ASSETS - 100.0%	25,959,107,755

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated company
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $114,415,694 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,256,381 or 0.3% of net assets.

(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	332,412,000	1,446,649,174	1,331,062,326	4,258,051	12,532	(12,532)	447,998,848	0.9%
Fidelity Securities Lending Cash Central Fund	221,852,559	581,354,441	497,043,763	114,134	-	-	306,163,237	1.3%
Total	554,264,559	2,028,003,615	1,828,106,089	4,372,185	12,532	(12,532)	754,162,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ajis Co Ltd	13,292,879	-	8,350,416	-	1,959,118	(1,001,434)	-
Belc Co Ltd	43,838,177	-	459,651	376,504	373,496	565,132	-
Bmtc Group Inc	30,063,605	-	393,438	-	378,365	(1,628,764)	28,419,768
Carr's Group PLC	10,526,209	-	93,756	-	1,080	(2,293,878)	8,139,655
Chuoh Pack Industry Co Ltd	3,742,165	-	34,798	75,343	9,797	(360,888)	3,356,276
Civeo Corp	23,580,605	502,292	241,411	184,137	51,603	(1,425,844)	22,467,245
Daewon Pharmaceutical Co Ltd	24,874,221	-	-	-	-	(2,600,425)	22,273,796
EcoGreen International Group Ltd	65	-	-	-	-	-	65
First Juken Co Ltd	9,584,673	-	95,417	167,705	(533)	(681,083)	8,807,640
Fursys Inc	28,876,689	-	-	-	-	(1,521,630)	27,355,059
Gabia Inc	9,251,053	-	-	-	-	(447,383)	8,803,670
Genky DrugStores Co Ltd	44,638,443	-	431,799	-	372,273	(5,560,853)	39,018,064
Goodfellow Inc	6,824,106	-	90,807	100,784	52,639	(454,355)	6,331,583
GrafTech International Ltd	13,747,352	-	296,839	-	(437,556)	17,115,038	30,127,995
Green Cross Co Ltd	4,138,243	-	39,096	-	7,312	(184,923)	3,921,536
Halows Co Ltd	43,835,820	-	423,402	231,160	334,430	(4,093,083)	39,653,765
Hamakyorex Co Ltd	38,584,537	-	408,790	497,721	242,442	656,902	39,075,091
Handsome Co Ltd	17,845,071	-	-	-	-	(2,046,259)	15,798,812
Helen of Troy Ltd	82,602,974	895,609	928,276	-	867,530	5,596,929	89,034,766
Huons Co Ltd	20,351,791	-	-	156,662	-	(3,392,753)	16,959,038
IDIS Holdings Co Ltd	3,791,241	-	908,942	-	(1,309,499)	1,063,174	-
InBody Co Ltd	13,053,329	-	-	-	-	65,392	13,118,721
JUMBO SA	185,109,542	-	7,321,463	-	5,065,402	(5,718,397)	-
KSK Co Ltd/Inagi	11,715,407	-	99,869	-	72,874	(1,776,215)	9,912,197
Kingboard Holdings Ltd	128,813,366	-	1,508,044	-	1,152,799	22,925,855	151,383,976
Kohsoku Corp	26,730,516	-	267,199	273,567	183,138	(600,187)	26,046,268
Kondotec Inc	14,414,501	-	127,810	226,345	86,152	(1,526,869)	12,845,974
Kwang Dong Pharmaceutical Co Ltd	20,308,806	-	-	-	-	(3,602,824)	16,705,982
Methode Electronics Inc	26,261,904	-	316,285	289,088	(533,704)	(7,573,786)	17,838,129
Mi Chang Oil Industrial Co Ltd	10,854,547	-	-	-	-	1,435,041	12,289,588
Nadex Co Ltd	5,274,649	-	45,349	45,197	18,083	(854,783)	4,392,600
Nafco Co Ltd	36,386,022	-	1,342,028	332,591	(285,348)	(11,372,824)	23,385,822
Nippo Ltd	7,065,404	-	82,629	-	61,006	1,298,642	8,342,423
Pack Corp/The	32,676,578	-	305,763	-	127,985	(2,279,504)	30,219,296
Parker Corp	11,923,238	-	106,003	164,225	73,561	(1,577,103)	10,313,693
Pinewood Technologies Group PLC	22,314,223	-	185,745	-	(237,699)	(1,193,379)	20,697,400
Prim SA	15,508,193	-	140,809	-	26,007	(1,452,873)	13,940,518
Proficient Auto Logistics Inc	28,670,528	9,946	259,988	-	(87,629)	(16,846,841)	11,486,016
Quick Co Ltd	14,823,108	-	136,027	303,815	29,024	(1,370,258)	13,345,847
Raiznext Corp	37,876,549	-	325,069	676,850	94,187	(6,647,981)	30,997,686
Rocky Mountain Chocolate Factory Inc	831,638	-	9,852	-	(10,105)	334,222	1,145,903
Sakai Moving Service Co Ltd	44,653,837	-	410,596	237,812	298,433	(4,443,567)	40,098,107
Sally Beauty Holdings Inc	90,005,920	-	973,598	-	95,047	12,061,511	101,188,880
Sarantis SA	43,919,754	-	434,272	-	341,997	41,819	43,869,298
Senshu Electric Co Ltd	35,601,855	-	330,645	392,088	277,953	(1,384,263)	34,164,900
Snt Holdings Co Ltd	15,120,221	-	-	(44)	-	(559,985)	14,560,236
Sportsman's Warehouse Holdings Inc	7,072,122	-	2,133,627	-	(2,157,573)	2,506,025	5,286,947
Sun Hing Vision Group Holdings Ltd	1,385,867	-	28,878	32,965	(144,408)	(185,282)	1,027,299
Sunjin Co Ltd	8,764,716	-	-	-	-	(378,256)	8,386,460
TSC Auto ID Technology Co Ltd	15,020,439	-	-	-	-	2,686,791	17,707,230
Totech Corp	37,783,893	-	379,420	334,492	338,439	(365,523)	37,377,389
Trancom Co. Ltd.	23,341,718	-	28,102,908	-	21,443,988	(16,682,798)	-
Universal Logistics Holdings Inc	57,857,622	460,969	575,293	141,115	351,735	(1,654,483)	56,440,550
VSE Corp	92,238,580	-	1,051,495	-	924,215	13,211,711	105,323,011
VSTECS Holdings Ltd	59,410,585	-	686,676	-	455,410	2,555,864	61,735,183
WIN-Partners Co Ltd	16,853,332	-	165,501	-	106,748	(466,136)	16,328,443
Whanin Pharmaceutical Co Ltd	10,666,032	-	-	-	-	(696,027)	9,970,005
Wolverine World Wide Inc	81,805,223	687,904	1,721,710	549,875	374,977	2,689,246	83,835,640
Youngone Holdings Co Ltd	44,523,029	-	-	1,118,427	-	3,733,279	48,256,308
Total	1,810,626,712	2,556,720	62,771,389	6,908,424	31,445,191	(28,361,126)	1,523,507,749

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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